Retirement and Other Benefit Programs	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Retirement and Other Benefit Programs

NOTE 9

RETIREMENT AND OTHER BENEFIT PROGRAMS

Shared Baxter Plans Prior to the Separation

During the second quarter of 2015, Baxalta assumed certain pension and other post-employment benefit (OPEB) obligations and plan assets related to newly-created single employer plans for Baxalta employees, as well as pension obligations and plan assets associated with its employees who participated in certain plans that split following the separation.

Prior to the assumption of these net pension and OPEB plan obligations, and with the exception of certain Austrian defined benefit pension plans of which Baxalta was previously the sole sponsor, the company’s employees participated in certain U.S. and international defined benefit pension and OPEB plans sponsored by Baxter. These plans included participants of Baxter’s other businesses and were accounted for as multiemployer plans in the company’s financial statements prior to the transfer into newly-created plans sponsored by Baxalta. The costs of these plans were allocated to the company and recorded in cost of sales, selling, general and administrative expenses and R&D expenses in the condensed combined statement of income for the three months ended March 31, 2015. For the Baxter sponsored defined benefit pension and OPEB plans, Baxalta recorded expense of $12 million during the three months ended March 31, 2015.

The company has been the sole sponsor for certain Austrian defined benefit plans prior to the separation and has accounted for the Austrian defined benefit plans as single employer plans for both periods presented below.

Net Periodic Benefit Cost

Net periodic benefit cost associated with Baxalta’s single employer pension and OPEB plans consisted of the following for the three months ended March 31, 2016 and 2015:

	U.S. Pension and OPEB		International Pension
	Three months ended March 31,		Three months ended March 31,
(in millions)	2016	2015	2016	2015
Net periodic benefit cost
Service costs	$5	$—	$7	$1
Interest costs	5	—	2	1
Expected return on plan assets	(4)	—	(2)	—
Amortization of net losses and other deferred amounts	1	—	3	1

Total net periodic benefit cost	$7	$—	$10	$3

The U.S. OPEB plan is not presented separately because the net periodic benefit cost associated with the plan was not significant for the periods presented.

NOTE 12

RETIREMENT AND OTHER BENEFIT PROGRAMS

Shared Baxter Plans Prior to the Separation

Prior to the transfer of net pension and other post-employment benefit (OPEB) plan obligations discussed below and with the exception of certain Austrian defined benefit pension plans, of which Baxalta was the sole sponsor prior to any transfers, the company’s employees participated in certain U.S. and international defined benefit pension and OPEB plans sponsored by Baxter. These plans included participants of Baxter’s other businesses and were accounted for as multiemployer plans in the company’s combined financial statements prior to the transfer into newly-created plans sponsored by Baxalta. As a result, no asset or liability was recorded by the company in its combined balance sheets as of December 31, 2014 to recognize the funded status of these plans. The costs of these plans were allocated to the company and recorded in cost of sales, selling, general and administrative expenses and R&D expenses in the combined statements of income. For the Baxter sponsored defined benefit pension and OPEB plans, Baxalta recorded expense of $16 million, $37 million and $45 million for 2015, 2014 and 2013, respectively, relating to Baxalta employees’ participation in Baxter sponsored plans.

The company has been the sole sponsor for certain Austrian defined benefit plans prior to the separation and has accounted for the Austrian defined benefit plans as single employer plans for the periods presented below.

Impact of Separation

During the second quarter of 2015, Baxalta assumed certain pension and OPEB obligations and plan assets related to newly-created single employer plans for Baxalta employees, as well as pension obligations and plan assets associated with its employees who participated in certain plans that split following the separation. The company accounted for certain plans with delayed split dates as multiple-employer plans beginning in the second quarter of 2015 because the company was responsible for its employees retiring during the interim period.

The assumed pension obligations related to plans in the United States generally related to only active employees who transferred to Baxalta in connection with the separation. The company generally did not assume obligations associated with retired or otherwise inactive employees in the United States.

Reconciliation of Pension and OPEB Plan Obligations, Assets and Funded Status

The benefit plan information in the table below pertains to all of the company’s pension and OPEB plans, both in the United States and in other countries.

	Pension				OPEB
	U.S.		International
years ended December 31 (in millions)	2015	2014	2015	2014	2015	2014
Benefit obligations
Beginning of period	$—	$—	$166	$156	$—	$—
Assumption of benefit obligations from Baxter	370	—	283	—	20	—
Service cost	14	—	19	6	1	—
Interest cost	11	—	5	5	—	—
Participant contributions	—	—	2	—	—	—
Actuarial (gain)/ loss	(19)	—	4	33	(1)	—
Benefit payments	—	—	(7)	(5)	—	—
Settlements	—	—	(1)	(3)	—	—
Foreign exchange and other	—	—	(24)	(26)	—	—

End of period	$376	$—	$447	$166	$20	$—

Fair value of plan assets
Beginning of period	$—	$—	$—	$—	$—	$—
Assumption of plan assets from Baxter	227	—	128	—	—	—
Actual return on plan assets	(7)	—	—	—	—	—
Employer contributions	—	—	12	8	—	—
Participant contributions	—	—	2	—	—	—
Benefit payments	—	—	(7)	(5)	—	—
Settlements	—	—	(1)	(3)	—	—
Foreign exchange and other	—	—	(1)	—	—	—

End of period	220	—	133	—	—	—

Funded status at December 31	$(156)	$—	$(314)	$(166)	$(20)	$—

Amounts recognized in the consolidated and combined balance sheets
Current liability	$—	$—	$(5)	$(5)	$—	$—
Noncurrent liability	(156)	—	(309)	(161)	(20)	—

Net liability recognized at December 31	$(156)	$—	$(314)	$(166)	$(20)	$—

Foreign exchange and other during 2015 includes approximately $9 million of benefit obligations associated with the Austrian plans that were transferred from the company to Baxter. The assumption of benefit obligations and plan assets from Baxter include adjustments recorded during the second half of 2015.

Accumulated Benefit Obligation Information

The pension obligation information in the table above represents the projected benefit obligation (PBO). The PBO incorporates assumptions relating to future compensation levels. The accumulated benefit obligation (ABO) is the same as the PBO except that it includes no assumptions relating to future compensation levels. The ABO for all of the company’s U.S. pension plans was $315 million at the December 31, 2015 measurement date. The ABO for all of the company’s International pension plans was $343 million and $133 million at the December 31, 2015 and 2014 measurement dates, respectively.

The information in the funded status table above represents the totals for all of the company’s pension plans. The following is information relating to the individual plans in the funded status table above that have an ABO in excess of plan assets.

as of December 31 (in millions)	2015	2014
U.S.
ABO	$315	$—
Fair value of plan assets	220	—
International
ABO	$324	$133
Fair value of plan assets	112	—

The following is information relating to the individual plans in the funded status table above that have a PBO in excess of plan assets (many of which also have an ABO in excess of assets, and are therefore also included in the table directly above).

as of December 31 (in millions)	2015	2014
U.S.
PBO	$376	$—
Fair value of plan assets	220	—
International
PBO	$447	$166
Fair value of plan assets	133	—

Expected Net Pension and OPEB Plan Payments for the Next 10 Years

(in millions)	U.S. Pension	International Pension	OPEB
2016	$3	$13	$—
2017	5	15	—
2018	7	15	—
2019	9	16	—
2020	11	17	—
2021 through 2025	89	104	3

Total expected net benefit payments for next 10 years	$124	$180	$3

The expected net benefit payments above reflect the company’s share of the total net benefits expected to be paid from the plans’ assets (for funded plans) or from the company’s assets (for unfunded plans). The federal subsidies relating to the Medicare Prescription Drug, Improvement and Modernization Act are not expected to be significant.

Amounts Recognized in AOCI

The pension and OPEB plans’ gains or losses, prior service costs or credits, and transition assets or obligations not yet recognized in net periodic benefit cost are recognized on a net-of-tax basis in AOCI and will be amortized from AOCI to net periodic benefit cost in the future.

The following is a summary of the pre-tax losses included in AOCI at December 31, 2015 and December 31, 2014.

(in millions)	U.S. Pension	International Pension	OPEB
Actuarial loss	$102	$154	$3
Prior service credit and transition obligation	—	1	(14)

Total pre-tax loss recognized in AOCI at December 31, 2015	$102	$155	$(11)

Actuarial loss	$—	$70	$—
Prior service credit and transition obligation	—	—	—

Total pre-tax loss recognized in AOCI at December 31, 2014	$—	$70	$—

During the second quarter of 2015, the company assumed approximately $200 million of pre-tax losses included in AOCI in connection with the separation.

Refer to Note 13 for the net-of-tax balances included in AOCI as of each of the year-end dates. The following is a summary of the net-of-tax amounts recorded in OCI relating to pension and OPEB plans.

	U.S Pension and OPEB			International Pension
years ended December 31 (in millions)	2015	2014	2013	2015	2014	2013
Gain (loss) arising during the year, net of tax expense (benefit) for U.S. plans of $3 in 2015 and $0 in 2014 and 2013 and for international plans of $6 in 2015, ($6) in 2014 and $1 in 2013	$5	$—	$—	$(7)	$(4)	$(11)
Amortization of loss to earnings, net of tax expense for U.S. plans of $2 in 2015 and $0 in 2014 and 2013 and for international plans of $3 in 2015, $1 in 2014, and $1 in 2013	5	—	—	8	3	4

Pension and other employee benefits gain (loss)	$10	$—	$—	$1	$(1)	$(7)

Amounts Expected to be Amortized from AOCI to Net Periodic Benefit Cost in 2016

With respect to the AOCI balance at December 31, 2015, the following is a summary of the pre-tax amounts expected to be amortized to net periodic benefit cost in 2016.

(in millions)	U.S. Pension	International Pension	OPEB
Actuarial loss	$8	$10	$—
Prior service credit and transition obligation	—	—	(1)

Total pre-tax amount expected to be amortized from AOCI to net pension and OPEB cost in 2016	$8	$10	$(1)

Net Periodic Benefit Cost

	U.S. Pension			International Pension			OPEB
years ended December 31 (in millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Net periodic benefit cost
Service cost	$14	$—	$—	$19	$6	$6	$1	$—	$—
Interest cost	11	—	—	5	5	5	—	—	—
Expected return on plan assets	(11)	—	—	(4)	—	—	—	—	—
Amortization of net losses and other deferred amounts	8	—	—	10	3	4	—	—	—
Settlement losses	—	—	—	—	1	1	—	—	—

Net periodic benefit cost	$22	$—	$—	$30	$15	$16	$1	$—	$—

Weighted-Average Assumptions Used in Determining Benefit Obligations at the Measurement Date

	U.S. Pension		International Pension		OPEB
	2015	2014	2015	2014	2015	2014
Discount rate	4.60%	n/a	1.50%	2.00%	4.65%	n/a
Rate of compensation increase	3.80%	n/a	3.20%	3.50%	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	n/a	n/a	6.50%	n/a
Rate decreased to	n/a	n/a	n/a	n/a	5.00%	n/a
by the year ended	n/a	n/a	n/a	n/a	2022	n/a

The assumptions above, which were used in calculating the December 31, 2015 measurement date benefit obligations, will be used in the calculation of net periodic benefit cost in 2016.

Weighted-Average Assumptions Used in Determining Net Periodic Benefit Cost

	U.S. Pension			International Pension			OPEB
	2015	2014	2013	2015	2014	2013	2015	2014	2013
Discount rate	4.30%	n/a	n/a	1.11%	3.30%	3.25%	4.30%	n/a	n/a
Expected return on plan assets	7.25%	n/a	n/a	5.31%	n/a	n/a	n/a	n/a	n/a
Rate of compensation increase	3.80%	n/a	n/a	3.41%	3.50%	3.50%	n/a	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	n/a	n/a	n/a	n/a	6.50%	n/a	n/a
Rate decreased to	n/a	n/a	n/a	n/a	n/a	n/a	5.00%	n/a	n/a
by the year ended	n/a	n/a	n/a	n/a	n/a	n/a	2022	n/a	n/a

The company establishes the expected return on plan assets assumption primarily based on a review of historical compound average asset returns, both company-specific and relating to the broad market (based on the company’s asset allocation), as well as an analysis of current market and economic information and future expectations. The company plans to use a 7.00% assumption for its funded U.S. plan for 2016.

Effect of a One-Percent Change in Assumed Healthcare Cost Trend Rate on the OPEB Plan

	One percent increase	One percent decrease
years ended December 31 (in millions)	2015	2015
Effect on total of service and interest cost components of OPEB cost	$—	$—
Effect on OPEB obligation	$3	$(3)

Pension Plan Assets

A benefits committee of members of senior management is responsible for supervising, monitoring and evaluating the invested assets of the company’s funded pension plans. The benefits committee, which meets at least quarterly, abides by documented policies and procedures relating to investment goals, targeted asset allocations, risk management practices, allowable and prohibited investment holdings, diversification, use of derivatives, the relationship between plan assets and benefit obligations, and other relevant factors and considerations. In the United States, the benefits committee has hired an outsourced chief investment officer (oCIO) provider, Goldman Sachs Asset Management, to perform the day-to-day management of pension assets.

The benefits committee’s documented policies and procedures include the following:

•	Ability to pay all benefits when due;

•	Targeted long-term performance expectations relative to applicable market indices, such as Standard & Poor’s, Russell, MSCI EAFE, and other indices;

•	Targeted asset allocation percentage ranges (summarized below), and periodic reviews of these allocations;

•

Specified investment holding and transaction prohibitions (for example, private placements or other restricted securities, securities that are not traded in a sufficiently active market, short sales, certain derivatives, commodities and margin transactions);

•	Specified portfolio percentage limits on holdings in a single corporate or other entity (generally 5%, except for holdings in U.S. government or agency securities);

•	Specified average credit quality for the fixed-income securities portfolio (at least A- by Standard & Poor’s or A3 by Moody’s);

•	Specified portfolio percentage limits on foreign holdings; and

•	Periodic monitoring of oCIO performance and adherence to the benefits committee’s policies.

Plan assets are invested using a total return investment approach whereby a mix of equity securities, debt securities and other investments are used to preserve asset values, diversify risk and exceed the planned benchmark investment return. Investment strategies and asset allocations are based on consideration of plan liabilities, the plans’ funded status and other factors, such as the plans’ demographics and liability durations. Investment performance is reviewed by the benefits committee on a quarterly basis and asset allocations are reviewed at least annually.

Plan assets are managed in a balanced equity and fixed income portfolio. The target allocations for plan assets are 75 percent in an equity portfolio and 25 percent in a fixed income portfolio. The documented policy includes an allocation range based on each individual investment type within the major portfolios that allows for a variance from the target allocations of approximately five percentage points. The equity portfolio may include common stock of U.S. and international companies, common/collective trust funds, mutual funds, hedge funds and real asset investments. The fixed income portfolio may include cash, money market funds with an original maturity of three months or less, U.S. and foreign government and governmental agency issues, common/collective trust funds, corporate bonds, municipal securities, derivative contracts and asset-backed securities.

While the benefits committee provides oversight over plan assets for U.S. and international plans, the summary above is specific to the plans in the United States. The plan assets for international plans are managed and allocated by the entities in each country, with input and oversight provided by the benefits committee.

The following tables summarize the bases used to measure the pension plan assets and liabilities that are carried at fair value on a recurring basis for the U.S. funded plan.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Fixed income
Cash and cash equivalents	$6	$—	$6	$—
Common/collective trust funds	54	—	54	—
Equity
Common/collective trust funds	149	19	130	—
Hedge fund	11	—	11	—

Fair value of pension plan assets	$220	$19	$201	$—

The following tables summarize the bases used to measure the pension plan assets and liabilities that are carried at fair value on a recurring basis for the international funded plans.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Fixed income
Cash and cash equivalents	$8	$8	$—	$—
Government agency issues	1	1	—	—
Corporate bonds	29	29	—	—
Mutual Funds	35	35	—	—
Equity
Common stock:
Large cap	17	17	—	—
Mid cap	1	1	—	—
Small cap	—	—	—	—
Total common stock	18	18	—	—
Mutual funds	25	25	—	—
Real Estate funds	10	8	2	—
Other holdings	7	—	7	—

Fair value of pension plan assets	$133	$124	$9	$—

The assets and liabilities of the company’s pension plans are valued using the following valuation methods:

Investment category	Valuation methodology
Cash and cash equivalents	These largely consist of a short-term investment fund, U.S. dollars and foreign currency. The fair value of the short-term investment fund is based on the net asset value
Government agency issues	Values are based quoted prices in an active market
Corporate bonds	Values are based on the valuation date in an active market
Common stock	Values are based on the closing prices on the valuation date in an active market on national and international stock exchanges
Mutual funds	Values are based on the net asset value of the units held in the respective fund which are obtained from national and international exchanges
Common/collective trust funds	Values are based on the net asset value of the units held at year end
Real estate funds

The value of these assets are either determined by the net asset value of the units held in the respective fund which are obtained from national and international exchanges or based on the net asset value of the underlying assets of the fund provided by the fund manager

Other holdings	The value of these assets vary by investment type and are primarily based on reputable pricing vendors that typically use pricing matrices or models

Expected Pension and OPEB Plan Funding

The company’s funding policy for its pension plans is to contribute amounts sufficient to meet legal funding requirements, plus any additional amounts that the company may determine to be appropriate considering the funded status of the plans, tax deductibility, the cash flows generated by the company, and other factors. Volatility in the global financial markets could have an unfavorable impact on future funding requirements. The company has no obligation to fund its principal plans in the United States in 2016. The company continually reassesses the amount and timing of any discretionary contributions. The company expects to make cash contributions to its pension plans of at least $9 million in 2016, primarily related to the company’s international plans. The company expects to have net cash outflows relating to its OPEB plan of less than $1 million in 2016.

The table below details the funded status percentage of the company’s pension plans as of December 31, 2015, including certain plans that are unfunded in accordance with the guidelines of the company’s funding policy outlined above.

	United States		International
as of December 31, 2015 (in millions)	Qualified plans	Nonqualified plan	Funded plans	Unfunded plans	Total
Fair value of plan assets	$220	n/a	$133	n/a	$353
PBO	349	$27	281	$166	823
Funded status percentage	63%	n/a	47%	n/a	43%

U.S. Defined Contribution Plan

Most U.S. employees are eligible to participate in a qualified defined contribution plan. Company contributions were $21 million in 2015, $20 million in 2014 and $16 million in 2013.